Organization and Nature of Operations - Additional Information (Details) - USD ($)	Aug. 13, 2023	Dec. 31, 2023		Aug. 25, 2023	Jun. 30, 2023		Dec. 28, 2022	Jun. 30, 2022
Organization and Nature of Operations [Line Items]
Ordinary Stock, Par value		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock value		$ 13,542	[1]		$ 12,679	[1]		$ 12,143
Forward purchase receivable	$ 21,299,979	$ 21,299,979
Class A Common Stock
Organization and Nature of Operations [Line Items]
New share issuances, shares	1,999,998
Forward purchase shares	$ 10.65
Prime Number Acquisition I Corp | Subsequent Event
Organization and Nature of Operations [Line Items]
Ordinary Stock, Par value				$ 0.0001
Common stock value				$ 1,350,000,000
Prime Number Acquisition I Corp | Subsequent Event | Class A Common Stock
Organization and Nature of Operations [Line Items]
Ordinary Stock, Par value				$ 0.0001
Prime Number Acquisition I Corp | Subsequent Event | Class B Common Stock
Organization and Nature of Operations [Line Items]
Ordinary Stock, Par value				$ 0.0001

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.